Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 322		€ 283
Financial assets at fair value through other comprehensive income	319		368
Derivative financial assets	127		63
Cash and cash equivalents	1,172		2,303	€ 3,226	€ 1,425
Trade and other current receivables	4,115		3,787
Trade and other non-current receivables	279		224
Contingent Consideration	113		208
Financial Liabilities Carried At FV through P&L	113		208
Derivative financial liabilities	211		202
Financial liabilities, at fair value	324		410
Trade and other current payables	1,968	[1],[2]	1,872
Interest payable	71		52
Debt (Corporate bond and finance lease)	6,520		5,765
Debt (Bank loans, overdrafts etc.)	1,680		1,214
Financial liabilities at amortised cost	10,240		8,904
Financial liabilities	10,564		9,314
Financial assets at amortised cost, category [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets, at fair value	768		714
Cash and cash equivalents	1,172		2,303
Current loans and receivables	2		2
Non-current loans and receivables	54		47
Trade and other current receivables	4,088		3,720
Trade and other non-current receivables	279		224
Financial assets at amortised cost	5,596		6,296
Financial assets	6,364		7,010
Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	26		68
At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	322		283
Financial assets at fair value through other comprehensive income	319		368
Derivative financial assets	127		63
Financial assets, at fair value	768		714
Contingent Consideration	113		208
Financial Liabilities Carried At FV through P&L	113		208
Derivative financial liabilities	211		202
Financial liabilities, at fair value	324		410
Debt (Corporate bond and finance lease)	6,083		6,396
At fair value [member] | Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	26		68
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	285		245	411
Financial assets at fair value through other comprehensive income	264		278
Financial assets, at fair value	549		523
Contingent Consideration	113		208
Financial Liabilities Carried At FV through P&L	113		208
Financial liabilities, at fair value	113		208
Financial liabilities	113		208	€ 318
Level 3 of fair value hierarchy [member] | Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	26		68
Level 3 of fair value hierarchy [member] | Fair value model [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	9
Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	1		4
Financial assets at fair value through other comprehensive income	30		63
Financial assets, at fair value	32		67
Debt (Corporate bond and finance lease)	5,001		5,177
Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	35		34
Financial assets at fair value through other comprehensive income	25		27
Derivative financial assets	127		63
Financial assets, at fair value	187		124
Derivative financial liabilities	211		202
Financial liabilities, at fair value	211		202
Debt (Corporate bond and finance lease)	1,082		1,220
Debt securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	232		233
Financial assets measured at fair value through other comprehensive income	25		27
Debt securities [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	232		233
Financial assets measured at fair value through other comprehensive income	25		27
Debt securities [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	232		233
Debt securities [member] | Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	25		27
Other equity securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	4		4
Other equity securities [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	4		4
Financial assets measured at fair value through other comprehensive income	259		273
Other equity securities [member] | Carrying amount [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	259		273
Other equity securities [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	2
Financial assets measured at fair value through other comprehensive income	229		210
Other equity securities [member] | Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	1		4
Financial assets measured at fair value through other comprehensive income	30		63
Other Financial Assets [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	86		46
Other Financial Assets [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	86		46
Other Financial Assets [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	51		12
Other Financial Assets [member] | Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	35		34
Current assets [Member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	9		0
Current assets [Member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	€ 9		€ 0

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.